Shareholder Report, Average Annual Return (Details) B402062_Direxion Daily Utilities Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	102 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Utilities Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Utilities Bull 3X Shares NAV
Average Annual Return, Percent	23.67%	13.75%	9.94%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.08%
Utilities Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Utilities Select Sector Index
Average Annual Return, Percent	14.72%	10.81%	10.22%